As filed with the Securities and Exchange Commission on June 9, 2016

Securities Act Registration No. 033-48907

Investment Company Act Registration No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 117	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 117

BMO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 236-3863

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 9th day of June, 2016.

BMO FUNDS, INC.
(Registrant)

By:	/s/ John M. Blaser
John M. Blaser
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A has been signed below on June 9, 2016 by the following persons in the capacities indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director

/s/ Timothy M. Bonin Timothy M. Bonin	Chief Financial Officer and Treasurer (principal financial and accounting officer)

* Larry D. Armel	Director

* Ridge A. Braunschweig	Director

* Christopher B. Begy	Director

* Benjamin M. Cutler	Director

* John A. Lubs	Director

* James Mitchell	Director

* Barbara J. Pope	Director

*By:	/s/ John M. Blaser
John M. Blaser

Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase